Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Inventory [Line Items]
Depreciation expense	$ 4,131	$ 3,996	$ 15,926	$ 15,248